RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 12, 2024
Proceeds from common stock		$ 100,000	$ 500,000
Investment		5,691,084	$ 0
AG Bio Life Capital I LP [Member]
Shares issued	600,000
Proceeds from common stock	$ 100,000
Note receivable				$ 522,667
Investment		$ 522,667